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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-07701
-----------------------------------------------------------------

                          GE LIFESTYLE FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,INC.,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: :  06/30/06
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

GE LIFESTYLE CONSERVATIVE ALLOCATION

SCHEDULE OF INVESTMENTS - JUNE 30,2006 (UNAUDITED)

                                                               NUMBER OF SHARES                 VALUE
------------------------------------------------------------------------------------------------------------
Equity - 97.8%
------------------------------------------------------------------------------------------------------------

GE Fixed Income Fund (Class Y)                                  70,534                           $  821,018
GE International Equity Fund (Class Y)                          11,287                              208,699
GE Small-Cap Value Equity Fund (Class Y)                         5,152                               84,396
GE U.S. Equity Fund (Class Y)                                   16,814                              473,652
                                                                                                  1,587,765

------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.0%
------------------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund
6.93%                                                           31,786                               31,786

TOTAL INVESTMENTS
 (Cost $1,594,872)                                                                                1,619,551

OTHER ASSETS AND LIABILITIES, NET - 0.2%                                                              3,992
                                                                                          ------------------
NET ASSETS - 100.0%                                                                             $ 1,623,543
                                                                                          ==================


GE LIFESTYLE MODERATE ALLOCATION

SCHEDULE OF INVESTMENTS - JUNE 30,2006 (UNAUDITED)

                                                                  NUMBER OF SHARES                VALUE
--------------------------------------------------------------------------------------------------------------
Equity - 98.8%
--------------------------------------------------------------------------------------------------------------

GE Fixed Income Fund (Class Y)                                     224,337                        $ 2,611,277
GE International Equity Fund (Class Y)                              91,502                          1,691,871
GE Small-Cap Value Equity Fund (Class Y)                            60,269                            987,206
GE U.S. Equity Fund (Class Y)                                       93,270                          2,627,408
                                                                                                    7,917,762

--------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.2%
--------------------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund
6.93%                                                               94,051                             94,051

TOTAL INVESTMENTS                                                                                   8,011,813
 (Cost $7,187,217)

OTHER ASSETS AND LIABILITIES, NET - 0.0%*                                                               2,052

                                                                                            ------------------
NET ASSETS - 100.0%                                                                               $ 8,013,865
                                                                                            ==================

* Less than 0.1%

GE LIFESTYLE AGGRESIVE ALLOCATION

SCHEDULE OF INVESTMENTS -JUNE 30, 2006 (UNAUDITED)

                                                           NUMBER OF SHARES                            VALUE
----------------------------------------------------------------------------------------------------------------
Equity - 98.7%
----------------------------------------------------------------------------------------------------------------

GE Fixed Income Fund (Class Y)                                  154,573                             $ 1,799,228
GE International Equity Fund (Class Y)                          140,569                               2,599,115
GE Small-Cap Value Equity Fund (Class Y)                        123,468                               2,022,412
GE U.S. Equity Fund (Class Y)                                   121,973                               3,435,969
                                                                                                      9,856,724

----------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.2%
----------------------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund
6.93%                                                           120,530                                 120,530

TOTAL INVESTMENTS                                                                                     9,977,254
 (Cost $8,865,851)

OTHER ASSETS AND LIABILITIES - 0.1%                                                                       7,864

                                                                                             -------------------
NET ASSETS - 100.0%                                                                                 $ 9,985,118
                                                                                             ===================


GE LIFESTYLE CONSERVATIVE STRATEGY

SCHEDULE OF INVESTMENTS - JUNE 30,2006 (UNAUDITED)

                                                            NUMBER OF SHARES                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
Equity - 98.0%
------------------------------------------------------------------------------------------------------------------------------------

GE Fixed Income Fund (Class A)                                 134,144                          $1,561,437
GE International Equity Fund (Class A)                          22,018                             403,149
GE Small-Cap Value Equity Fund (Class A)                        10,072                             162,256
GE U.S. Equity Fund (Class A)                                   32,129                             908,292
                                                                                                 3,035,134

SHORT-TERM INVESTMENTS - 1.9%

GEI Short-Term Investment Fund
6.93%                                                           59,646                              59,646

TOTAL INVESTMENTS                                                                                3,094,780
 (Cost $3,021,512)

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                             1,844
                                                                                                ----------
NET ASSETS - 100.0%                                                                             $3,096,624
                                                                                                ==========

GE LIFESTYLE MODERATE STRATEGY

SCHEDULE OF INVESTMENTS - JUNE 30,2006 (UNAUDITED)

                                                             Number of Shares                         VALUE
---------------------------------------------------------------------------------------------------------------
Equity - 98.9%
---------------------------------------------------------------------------------------------------------------

GE Fixed Income Fund (Class A)                                   535,802                           $ 6,236,734
GE International Equity Fund (Class A)                           204,325                             3,741,189
GE Small-Cap Value Equity Fund (Class A)                         135,074                             2,176,044
GE U.S. Equity Fund (Class A)                                    226,426                             6,401,063
                                                                                                    18,555,030

---------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.1%
---------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
6.93%                                                            208,388                               208,388

TOTAL INVESTMENTS                                                                                   18,763,418
 (Cost $16,827,194)

OTHER ASSETS AND LIABILITIES, NET - 0.0%*                                                                5,482

                                                                                             ------------------
NET ASSETS - 100.0%                                                                                $18,768,900
                                                                                             ==================


* Less than 0.1%

GE LIFESTYLE AGGRESIVE STRATEGY

SCHEDULE OF INVESTMENTS - JUNE 30,2006 (UNAUDITED)

                                                              NUMBER OF SHARES                        VALUE
----------------------------------------------------------------------------------------------------------------
Equity - 98.9%
----------------------------------------------------------------------------------------------------------------

GE Fixed Income Fund (Class A)                                     144,627                          $ 1,683,461
GE International Equity Fund (Class A)                             127,451                            2,333,625
GE Small-Cap Value Equity Fund (Class A)                           114,728                            1,848,272
GE U.S. Equity Fund (Class A)                                      111,105                            3,140,941
                                                                                                      9,006,299

----------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.0%
----------------------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund
6.93%                                                               95,152                               95,152

TOTAL INVESTMENTS                                                                                     9,101,451
 (Cost $7,962,732)

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                                 10,532

                                                                                              ------------------
NET ASSETS - 100.0%                                                                                 $ 9,111,983
                                                                                              ==================


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Lifestyle Funds

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Lifestyle Funds

Date:  August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Lifestyle Funds

Date:  August 28, 2006


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, GE Lifestyle Funds

Date:  August 28, 2006